Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024
C000031758
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Causeway International Value Fund, Institutional Class
C000031757
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Causeway International Value Fund, Investor Class
Without Sales Load [Member] | C000031758
Average Annual Return [Line Items]
Average Annual Return, Percent	23.87%		11.36%	5.88%
Without Sales Load [Member] | C000031757
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%		11.10%	5.65%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	24.77%		8.20%	5.71%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	24.77%		8.20%	5.71%
MSCI EAFE Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Gross) (USD)
Average Annual Return, Percent	25.38%		8.72%	6.22%
MSCI EAFE Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Gross) (USD)
Average Annual Return, Percent	25.38%		8.72%	6.22%